Financial instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD / $	Dec. 31, 2017 USD ($) CAD / $	Dec. 31, 2017 CAD / $ $ / CAD	Dec. 31, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2017 $ / CAD	Dec. 31, 2016 CAD / $	Dec. 31, 2016 $ / CAD
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price of Hedging Instrument, Opening Price							1.343	0.745
Risk exposure associated with instruments sharing characteristic					$ 13,031
Foreign exchange contracts					12,000
Average price of hedging instrument	1.254	1.254	1.254			0.798
Average price of hedging instrument, duration	1.298		0.771
Reasonably possible change in risk variable, percent				(10.00%)
Impact of change in the corresponding risk variable on income		$ 1,996
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent				0.25%
Impact of change in the corresponding risk variable on investment income					$ (151)